Acquisition - (Details) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Business Acquisition [Line Items]
Equity interests	51.00%
Goodwill		$ 3,430,000	$ 3,430,000	$ 3,137,000	$ 3,332,000	$ 407,000
Net cash inflow arising from acquisition			689,000
Hutchison Sinopharm
Business Acquisition [Line Items]
Cash invested	$ 9,597,000
Cash and cash equivalents	10,286,000
Property, plant and equipment	69,000
Goodwill	3,023,000
Other intangible asset	708,000
Deferred tax assets	100,000
Inventories	3,208,000
Accounts receivable and other receivables	21,105,000
Accounts payable and other payables	(14,932,000)
Deferred tax liabilities	(198,000)
Short-term bank borrowings	(4,769,000)
Fair value of net assets acquired	18,600,000
Less: Non-controlling interest	(9,003,000)
Total purchase consideration	9,597,000
Less: Cash Injected	(9,597,000)
Net cash inflow arising from acquisition	689,000
Revenue		50,202,000
Net income		$ 55,000
Pro forma revenue			71,344,000
Pro forma net income			$ 125,000
Hutchison Sinopharm | Administrative expenses
Business Acquisition [Line Items]
Acquisition related costs	23,000
Hutchison Sinopharm | GSP License
Business Acquisition [Line Items]
Other intangible asset	$ 708,000
Useful life	10 years